Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 22, 2024	Dec. 31, 2023	Oct. 13, 2023	Aug. 21, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 2,402,881		$ 1,884,182			$ 1,315,757
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.65%
Carrying amount		$ 500,000
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%		4.22%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%		3.32%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate				7.11%	5.64%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate				6.27%	5.56%
Canada, Dollars | Unsecured Revolving Facility | CORRA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.50%
Year of maturity	2026
Face value	$ 370,000		$ 30,400
Carrying amount	$ 255,812		21,239
Canada, Dollars | Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2024
Face value	$ 0		200,000
Carrying amount	$ 0		151,023
Canada, Dollars | Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%
Canada, Dollars | Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%
Canada, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 390,766		71,847
Carrying amount	$ 271,139		54,252
Canada, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	7.40%
Year of maturity	2027
Canada, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2025
United States of America, Dollars | Unsecured Revolving Facility | SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.50%
Year of maturity	2026
Face value	$ 19,310		1,000
Carrying amount	$ 19,242		927
United States of America, Dollars | Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	6.07%
Year of maturity	2027
Face value	$ 200,000		0
Carrying amount	199,609		0
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	255,000		255,000
Carrying amount	$ 254,631		254,376
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.64%
Year of maturity	2038
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.89%
Year of maturity	2026
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000		500,000
Carrying amount	$ 499,273		499,100
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2036
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.15%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000		200,000
Carrying amount	$ 199,719		199,665
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.55%
Year of maturity	2034
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.87%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000		200,000
Carrying amount	$ 199,846		199,808
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.80%
Year of maturity	2037
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2032
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000		500,000
Carrying amount	$ 499,273		499,100
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	7.11%
Year of maturity	2043
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	6.27%
Year of maturity	2028
United States of America, Dollars | Other Long-term Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.04%
Year of maturity	2027
Face value	$ 4,337		4,692
Carrying amount	$ 4,337		$ 4,692